DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of amounts recorded in respect of discontinued operations

(in thousands of $)	2015
Operating revenues	18,083
Voyage expenses and commissions	(13,414)
Ship operating costs	(7,050)
Administrative expenses	(985)
Depreciation	(7,712)
Vessel impairment loss	(62,489)
Interest expense	(2,119)
Share of results from associated companies	(14,880)
Impairment loss on marketable securities	(40,556)
Gain on non-controlling interest	192
Other financial items	(76)
Net loss from discontinued operations	(131,006)
Net loss attributable to non-controlling interest	(30,305)
Net loss from discontinued operations after non-controlling interest	(100,701)